intangible assets and goodwill - Business acquisitions - Prior period and subsequent to reporting period (Details) - CAD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Aug. 03, 2018	Jul. 19, 2018	Aug. 31, 2017
Voxpro Limited
Business acquisition
Ownership interest in businesses acquired (as a percentage)				55.00%
Measurement period adjustment, increase to goodwill and provisions	$ 19
Business that is complementary to existing lines
Business acquisition
Cash consideration			$ 147
Business that is complementary to existing lines | Minimum
Business acquisition
Net identifiable assets acquired		$ 45
Business that is complementary to existing lines | Maximum
Business acquisition
Net identifiable assets acquired		$ 65